Stock-Based Compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended		1 Months Ended				3 Months Ended		12 Months Ended	1 Months Ended
	Mar. 15, 2014	Nov. 15, 2013	Mar. 16, 2012	Mar. 31, 2014	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2013 Common Stock [Member]	Sep. 18, 2013 Employee Stock [Member]	Sep. 18, 2013 Employee Stock [Member] Dr Schiller [Member]	Sep. 18, 2013 Employee Stock [Member] Mr Nyweid [Member]	Sep. 18, 2013 Vendor [Member] Common Stock [Member]	Jun. 30, 2014 Non Employee Stock Option [Member]	Jun. 30, 2014 Employee Stock Option [Member]	Dec. 31, 2013 Employee Stock Option [Member]	Oct. 08, 2013 Two Thousand Six Equity Incentive Plan [Member]	Dec. 31, 2013 Two Thousand Six Equity Incentive Plan [Member]
Stock Based Compensation [Line Items]
Option to purchase common stock, shares granted		2,105,000	200,000		1,238,000							115,000	538,000	2,105,000
Option to purchase common stock, exercise price		$ 4.05	$ 3.05		$ 3.50									$ 4.05
Options vested, aggregate grant date fair value	$ 0.2	$ 4.7										$ 0.3	$ 1.1
Expected Term	1 year 8 months 12 days	6 years 6 months
Volatility rate	80.30%	62.60%
Dividends rate	0.00%	0.00%
Risk free interest rate	0.36%	2.80%
Stock-based compensation expense unvested stock options					5.4	4.7
Weighted-average vesting period					2 years 2 months 19 days	2 years 10 months 24 days
Shares of common stock to vendor							3,961,000				1,445,000
Non-employee award as a component of professional fees				3.1
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized															6,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Maximum Number of Shares Per Employee															1,000,000
Stock Repurchase Program, Remaining Number of Shares Authorized to be Repurchased																2,302,342
Stock Issued During Period, Shares, Restricted Stock Award, Gross									100,000	83,334
Stock Issued During Period, Value, Restricted Stock Award, Gross								$ 0.6
Option to purchase common stock, vesting date		Nov. 15, 2016